Document and Entity Information	9 Months Ended
Sep. 30, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2019
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37429
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	333 108th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	679-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001324424
Title of 12(b) Security	Expedia Group, Inc. 2.500% Senior Notes due 2022
Trading Symbol	EXPE22
Security Exchange Name	NYSE
The Nasdaq Global Select Market [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EXPE
Security Exchange Name	NASDAQ